Land-Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2025
Land-Use Rights, Net [Abstract]
Schedule of Land-Use Rights, Net

Land-use rights, net, consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Land-use rights	$2,421,164	$2,319,598
Less: accumulated amortization	(246,152)	(189,434)
Land-use rights, net	$2,175,012	$2,130,164

Schedule of Estimated Future Amortization Expenses

Estimated future amortization expenses are as follows:

Amortization expenses
Fiscal year 2026	$47,113
Fiscal year 2027	47,113
Fiscal year 2028	47,113
Fiscal year 2029	47,113
Fiscal year 2030	47,113
Thereafter	1,939,447
Total	$2,175,012